GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated deficit	$ (109,623,170)		$ (107,330,252)	$ (98,328,395)
Cash used in operating activities	(2,591,201)	$ (1,705,497)	(6,957,967)	(6,521,584)
Cash balances	2,106,473	$ 10,074,029	4,759,370	$ 8,384,042	$ 2,790,147
Going Concern [Member]
Accumulated deficit	(109,623,000)		(107,300,000)
Cash used in operating activities	(2,591,000)		(7,000,000)
Working capital	1,349,000		3,500,000
Cash balances	$ 2,106,000		$ 4,800,000